Exhibit 99
Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	September 2015
Payment Date	10/15/2015
Transaction Month	5
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,941,398,111.43	84,593	55.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$440,000,000.00	0.35000%	June 15, 2016
Class A-2a Notes	$325,000,000.00	0.720%	March 15, 2018
Class A-2b Notes	$265,000,000.00	0.437%	March 15, 2018
Class A-3 Notes	$587,800,000.00	1.160%	November 15, 2019
Class A-4 Notes	$132,590,000.00	1.580%	August 15, 2020
Class B Notes	$55,270,000.00	2.040%	October 15, 2020
Class C Notes	$36,850,000.00	2.210%	January 15, 2021
Class D Notes	$36,850,000.00	2.710%	November 15, 2021
Total	$1,879,360,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,020,391.61

Principal:
Principal Collections	$35,288,002.46
Prepayments in Full	$26,463,371.40
Liquidation Proceeds	$308,869.12
Recoveries	$8,459.11
Sub Total	$62,068,702.09
Collections	$67,089,093.70

Purchase Amounts:
Purchase Amounts Related to Principal	$100,389.97
Purchase Amounts Related to Interest	$438.80
Sub Total	$100,828.77

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$67,189,922.47

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	September 2015
Payment Date	10/15/2015
Transaction Month	5
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$67,189,922.47
Servicing Fee	$1,352,726.66	$1,352,726.66	$0.00	$0.00	$65,837,195.81
Interest - Class A-1 Notes	$32,350.89	$32,350.89	$0.00	$0.00	$65,804,844.92
Interest - Class A-2a Notes	$195,000.00	$195,000.00	$0.00	$0.00	$65,609,844.92
Interest - Class A-2b Notes	$96,404.79	$96,404.79	$0.00	$0.00	$65,513,440.13
Interest - Class A-3 Notes	$568,206.67	$568,206.67	$0.00	$0.00	$64,945,233.46
Interest - Class A-4 Notes	$174,576.83	$174,576.83	$0.00	$0.00	$64,770,656.63
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$64,770,656.63
Interest - Class B Notes	$93,959.00	$93,959.00	$0.00	$0.00	$64,676,697.63
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$64,676,697.63
Interest - Class C Notes	$67,865.42	$67,865.42	$0.00	$0.00	$64,608,832.21
Third Priority Principal Payment	$35,064,497.80	$35,064,497.80	$0.00	$0.00	$29,544,334.41
Interest - Class D Notes	$83,219.58	$83,219.58	$0.00	$0.00	$29,461,114.83
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$29,461,114.83
Regular Principal Payment	$75,852,829.14	$29,461,114.83	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$67,189,922.47

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$35,064,497.80
Regular Principal Payment					$29,461,114.83
Total					$64,525,612.63
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$64,525,612.63	$146.65	$32,350.89	$0.07	$64,557,963.52	$146.72
Class A-2a Notes	$0.00	$0.00	$195,000.00	$0.60	$195,000.00	$0.60
Class A-2b Notes	$0.00	$0.00	$96,404.79	$0.36	$96,404.79	$0.36
Class A-3 Notes	$0.00	$0.00	$568,206.67	$0.97	$568,206.67	$0.97
Class A-4 Notes	$0.00	$0.00	$174,576.83	$1.32	$174,576.83	$1.32
Class B Notes	$0.00	$0.00	$93,959.00	$1.70	$93,959.00	$1.70
Class C Notes	$0.00	$0.00	$67,865.42	$1.84	$67,865.42	$1.84
Class D Notes	$0.00	$0.00	$83,219.58	$2.26	$83,219.58	$2.26
Total	$64,525,612.63	$34.33	$1,311,583.18	$0.70	$65,837,195.81	$35.03

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	September 2015
Payment Date	10/15/2015
Transaction Month	5

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$110,917,326.94	0.2520848	$46,391,714.31	0.1054357
Class A-2a Notes	$325,000,000.00	1.0000000	$325,000,000.00	1.0000000
Class A-2b Notes	$265,000,000.00	1.0000000	$265,000,000.00	1.0000000
Class A-3 Notes	$587,800,000.00	1.0000000	$587,800,000.00	1.0000000
Class A-4 Notes	$132,590,000.00	1.0000000	$132,590,000.00	1.0000000
Class B Notes	$55,270,000.00	1.0000000	$55,270,000.00	1.0000000
Class C Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Class D Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Total	$1,550,277,326.94	0.8248964	$1,485,751,714.31	0.7905626

Pool Information
Weighted Average APR	3.669%	3.653%
Weighted Average Remaining Term	52.00	51.16
Number of Receivables Outstanding	74,937	73,090
Pool Balance	$1,623,271,990.68	$1,560,734,570.72
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,537,724,629.82	$1,478,362,829.14
Pool Factor	0.8361356	0.8039230

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,706,990.56
Targeted Credit Enhancement Amount	$23,411,018.56
Yield Supplement Overcollateralization Amount	$82,371,741.58
Targeted Overcollateralization Amount	$96,075,769.58
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$74,982,856.41

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,706,990.56
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,706,990.56
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,706,990.56

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	September 2015
Payment Date	10/15/2015
Transaction Month	5

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		176	$376,787.01
(Recoveries)		3	$8,459.11
Net Losses for Current Collection Period			$368,327.90
Cumulative Net Losses Last Collection Period			$657,335.32
Cumulative Net Losses for all Collection Periods			$1,025,663.22

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.27%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.76%	502	$11,784,033.81
61-90 Days Delinquent	0.07%	45	$1,065,789.73
91-120 Days Delinquent	0.01%	8	$206,476.32
Over 120 Days Delinquent	0.00%	2	$51,218.35
Total Delinquent Receivables	0.84%	557	$13,107,518.21

Repossession Inventory:
Repossessed in the Current Collection Period		35	$821,434.20
Total Repossessed Inventory		45	$1,218,563.56

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Prior Collection Period			0.0701%
Prior Collection Period			0.3353%
Current Collection Period			0.2776%
Three Month Average			0.2277%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0571%
Prior Collection Period			0.0707%
Current Collection Period			0.0752%
Three Month Average			0.0677%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer